Retirement Plans - Summary of Fair Values of Pension Plan (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair values of pension plan assets
Total fair value of plan assets	$ 329,581	$ 329,078
Equity Securities [Member] | UNITED STATES
Fair values of pension plan assets
Total fair value of plan assets	174,153	175,293
Equity Securities [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total fair value of plan assets	14,050	16,866
Equity Funds [Member] | UNITED STATES
Fair values of pension plan assets
Total fair value of plan assets	13,077	12,454
Equity Funds [Member] | Outside United States of America [Member]
Fair values of pension plan assets
Total fair value of plan assets	15,636	15,711
Corporate Bond [Member]
Fair values of pension plan assets
Total fair value of plan assets	47,417	50,199
Cash and Cash Equivalents [Member]
Fair values of pension plan assets
Total fair value of plan assets	5,889	9,994
US States and Political Subdivisions Debt Securities [Member]
Fair values of pension plan assets
Total fair value of plan assets	14,484	10,487
Partnership [Member]
Fair values of pension plan assets
Total fair value of plan assets	11,239	9,010
Hedge Funds, Equity [Member]
Fair values of pension plan assets
Total fair value of plan assets	5,367	11,147
Hedge Funds, Global Opportunity [Member]
Fair values of pension plan assets
Total fair value of plan assets	11,679	10,958
Mortgage Backed Securities [Member]
Fair values of pension plan assets
Total fair value of plan assets	3,796	5,176
Annuitization Benefit [Member]
Fair values of pension plan assets
Total fair value of plan assets	12,475	1,620
Other asset-backed securities [Member]
Fair values of pension plan assets
Total fair value of plan assets	$ 319	$ 163